KUMMER KAEMPFER BONNER & RENSHAW ATTORNEYS AT LAW WWW.KKBR.COM LAS VEGAS OFFICE ROBERT C. KIM rkim@kkbr.com	3800 Howard Hughes Parkway Seventh Floor Las Vegas, NV 89109-0907 Tel: 702.792.7000 Fax: 702.796.7181	5250 S. Virginia Street Suite 220 Reno, NV 89502-6000 Tel: 775.852.3900 Fax: 775.852.3982

May 31, 2005

VIA FEDERAL EXPRESS

Pamela A. Long, Esq.

Edward M. Kelly, Esq.

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	VENDINGDATA CORPORATION (THE “COMPANY”)
REGISTRATION STATEMENT ON FORM S-3 FILED ON MARCH 17, 2005
FILE NO. 333-123401

Dear Ms. Long and Mr. Kelly:

We are in receipt of your facsimile dated March 25, 2005 in which you provided comments to the Company’s Registration Statement on Form S-3 (the “Registration Statement”). The purpose of this letter is to provide the Company’s responses to those comments and to identify the corresponding revisions contained in the Company’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement.

As a preliminary matter, we wish to advise the staff that an additional 448,053 shares of the Company’s common stock have been registered pursuant to the Amendment so that the aggregate number of shares that are the subject of the Amendment has increased from 3,636,353 shares to 4,084,406 shares. The additional 448,053 shares represent the shares issuable by the Company upon the exercise of certain warrants issued by the Company as of April 8, 2005.

Set forth below are the comments in your facsimile dated March 25, 2005 with respect to the Registration Statement and the Company’s responses to such comments.

General Comments

Selling Stockholders

2.	For a beneficial owner that is not a natural person, VendingData must identify by footnote or otherwise the natural person or persons having sole or shared voting and investment control over the securities held by the beneficial owner. Refer to telephone interpretation 4S. in the Regulation S-K section of the March 1999 supplement to our “Manual of Publicly Available Telephone Interpretations” that is available on the Commission’s website at http://www.sec.gov, and revise or advise.

In response to this comment, we have provided footnotes to the table of Selling Stockholders on pages 16-17 of the Amendment where necessary to identify the person or persons having sole or shared voting and investment control over the relevant shares.

Edward M. Kelly, Esq. Pamela A. Long, Esq. May 31, 2005 Page 2

3.	Confirm that none of the selling stockholders is a broker dealer or a broker dealer’s affiliate.

After inquiry, we have been advised that none of the Selling Stockholders are broker dealers and that only Amir L. Ecker, Frank Campbell, Jerome Skochin and Kevin Hamilton are broker dealer affiliates of Philadelphia Brokerage Corporation. We have included disclosure of this information on page 18 of the Amendment.

4.	For a selling stockholder that is a broker dealer, tell us whether the selling stockholder acquired its securities as compensation for underwriting activities. Unless a broker dealer acquired the securities as compensation for underwriting activities, VendingData must identify the broker dealer as an underwriter in the prospectus. Language such as “may be deemed to be” an underwriter is unacceptable if the selling stockholder is a broker dealer.

After inquiry, we have been advised that none of the Selling Stockholders are broker dealers. In this regard, we have not modified the language noted in the comment.

5.	For a selling stockholder that is a broker dealer’s affiliate, including disclosure that this broker dealer’s affiliate:

•	Purchased the securities to be resold in the ordinary course of business.

•	Had no agreements or understandings, directly or indirectly, with any person to distribute the securities at the time of their purchase.

If VendingData is unable to make the representations noted above in the prospectus, VendingData must state in the prospectus that the selling stockholder is an underwriter. Language such as “may be deemed to be” an underwriter is unacceptable if the selling stockholder is an affiliate of an underwriter that cannot make these representations.

On page 17 of the Amendment, we have disclosed that the shares beneficially owned by the above-referenced broker dealer affiliates were not acquired as compensation for underwriting activities, that the shares are to be resold in the ordinary course of business and that the shares are not subject to an agreement with any person to distribute the shares as the time of acquisition. As result, we have not revised the language in the section entitled “Plan of Distribution” that states that Selling Stockholder “may be deemed to be ‘underwriters’ within the meaning of the Securities Act.”

The Company asks that you indicate your receipt of the enclosed materials by stamping and returning to the undersigned the enclosed copy of this letter in the self-addressed, stamped envelope provided for your convenience.

Edward M. Kelly, Esq. Pamela A. Long, Esq. May 31, 2005 Page 3

If you have any questions or require additional information, please do not hesitate to contact the undersigned at the telephone number listed above.

Sincerely,

KUMMER KAEMPFER BONNER & RENSHAW

/s/ Robert C. Kim
Robert C. Kim

RCK/mlr

cc:	Mark R. Newburg
Douglas H. Caszatt
Michael J. Bonner